UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___   APRIL 28, 2005


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:        $89,124


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AVON PRODS INC                 COM              054303102     4504   104892 SH       DEFINED                     0        0   104892
CLOROX CO                      COM              189054109     4393    69734 SH       DEFINED                     0        0    69734
DELL INC                       COM              24702R101     4658   121238 SH       DEFINED                     0        0   121238
DOW CHEMICAL CO                COM              260543103     4743    95145 SH       DEFINED                     0        0    95145
DUKE ENERGY CORP               COM              264399106     4584   163662 SH       DEFINED                     0        0   163662
EASTMAN KODAK COMPANY          COM              277461109     4983   153094 SH       DEFINED                     0        0   153094
GRAINGER W W INC               COM              384802104     4486    72048 SH       DEFINED                     0        0    72048
HARLEY DAVIDSON INC            COM              412822108     3897    67468 SH       DEFINED                     0        0    67468
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     5095    54112 SH       DEFINED                     0        0    54112
LUCENT TECHNOLOGIES INC        COM              549463107     3733  1357606 SH       DEFINED                     0        0  1357606
MARATHON OIL CORP              COM              565849106     3755    80024 SH       DEFINED                     0        0    80024
MARSHALL & ILSLEY CP           COM              571834100     4499   107758 SH       DEFINED                     0        0   107758
MEDTRONIC INC                  COM              585055106     4100    80477 SH       DEFINED                     0        0    80477
NCR CORP NEW                   COM              62886E108     4681   138724 SH       DEFINED                     0        0   138724
NIKE INC CL B                  COM              654106103     5034    60421 SH       DEFINED                     0        0    60421
SAP AKTIENGESEL                COM              803054204     4158   103748 SH       DEFINED                     0        0   103748
SYSCO CORP                     COM              871829107     4871   136048 SH       DEFINED                     0        0   136048
UNITED TECHNOLOGIES CORP       COM              913017109     4797    47191 SH       DEFINED                     0        0    47191
VERIZON COMMUNICATIONS         COM              92343V104     3847   108380 SH       DEFINED                     0        0   108380
WALGREEN CO                    COM              931422109     4306    96942 SH       DEFINED                     0        0    96942